Consolidated shareholders’ equity - Summary of Movements within Other Comprehensive Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of analysis of other comprehensive income by item [line items]
Items not subsequently reclassifiable to profit or loss	€ 797	€ 14	[1]	€ (129)	[1]
Items subsequently reclassifiable to profit or loss	2,510	(4,021)	[1]	813	[1]
Items subsequently reclassifiable to profit or loss
Disclosure of analysis of other comprehensive income by item [line items]
Items subsequently reclassifiable to profit or loss	12	1		27
Items subsequently reclassifiable to profit or loss | Debt instruments
Disclosure of analysis of other comprehensive income by item [line items]
Items subsequently reclassifiable to profit or loss	4	5		0
Accumulated other comprehensive income | Items not subsequently reclassifiable to profit or loss
Disclosure of analysis of other comprehensive income by item [line items]
Actuarial gains/(losses) excluding investments accounted for using the equity method (see Note D.19.1.)	685	(266)		(331)
Actuarial gains/(losses) of investments accounted for using the equity method, net of taxes	1	(1)		(5)
Tax effects	(36)	45		149
Accumulated other comprehensive income | Items not subsequently reclassifiable to profit or loss | Equity instruments included in financial assets
Disclosure of analysis of other comprehensive income by item [line items]
Change in fair value (excluding investments accounted for using the equity method)	154	358		30
Change in fair value (investments accounted for using the equity method, net of taxes)	0	(14)		80
Equity risk hedging instruments designated as fair value hedges	11	(24)		(4)
Tax effects	(18)	(84)		(48)
Items not subsequently reclassifiable to profit or loss	797	14		(129)
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss
Disclosure of analysis of other comprehensive income by item [line items]
Change in fair value (excluding investments accounted for using the equity method)	(6)	4		(13)
Change in fair value (investments accounted for using the equity method, net of taxes)	0	0		0
Tax effects	2	(2)		4
Currency translation differences on foreign subsidiaries (excluding investments accounted for using the equity method)	2,719	(3,870)		850
Currency translation differences (investments accounted for using the equity method)	(6)	32		64
Hedges of net investments in foreign operations	(254)	180		(163)
Tax effects	71	(59)		48
Items subsequently reclassifiable to profit or loss	2,510	(4,021)		813
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss | Regeneron
Disclosure of analysis of other comprehensive income by item [line items]
Currency translation differences (investments accounted for using the equity method)	0	(318)		0
Tax effects		(2)
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss | Debt instruments
Disclosure of analysis of other comprehensive income by item [line items]
Change in fair value (excluding investments accounted for using the equity method)	(21)	15		28
Change in fair value (investments accounted for using the equity method, net of taxes)	0	0		0
Tax effects	€ 5	€ (3)		€ (5)

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.